UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/04

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   August 26, 2004


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      76

Form 13F Information Table Entry Total:       $166,806,000


List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     2765    67824 SH       SOLE                                      67824
American Intl Group            COM              026874107      324     4546 SH       SOLE                                       4546
Amgen Inc                      COM              031162100      579    10607 SH       SOLE                                      10607
Anglogold Ashanti Ltd (4/04 na COM              035128206     2022    62865 SH       SOLE                                      62865
Anheuser Busch                 COM              035229103      211     3916 SH       SOLE                                       3916
Assoc Banc-Corp                COM              045487105     1444    48740 SH       SOLE                                      48740
BHP Billiton LTD               COM              088606108      322    18375 SH       SOLE                                      18375
BP PLC                         COM              055622104     6459   120573 SH       SOLE                                     120573
Baker Hughes Inc               COM              057224107     2746    72940 SH       SOLE                                      72940
Bank One Corp                  COM              059438101      790    15494 SH       SOLE                                      15494
Bank of Hawaii Corp fmly Pacif COM              062540109      235     5200 SH       SOLE                                       5200
BellSouth Corp                 COM              079860102      333    12716 SH       SOLE                                      12716
CVS Corp                       COM              126650100     1280    30455 SH       SOLE                                      30455
Cardinal Health                COM              14149Y108      373     5331 SH       SOLE                                       5331
ChevronTexaco Corp             COM              166764100     4285    45531 SH       SOLE                                      45531
Cisco Systems                  COM              17275R102     1026    43295 SH       SOLE                                      43295
Citigroup Inc                  COM              172967101     2206    47448 SH       SOLE                                      47448
Computer Sciences              COM              205363104      228     4900 SH       SOLE                                       4900
ConocoPhillips                 COM              20825c104     4269    55951 SH       SOLE                                      55951
Developers Diversified Rlty    COM              251591103      987    27910 SH       SOLE                                      27910
Disney (Walt)                  COM              254687106      206     8100 SH       SOLE                                       8100
Dominion Resources             COM              25746u109     3379    53567 SH       SOLE                                      53567
Duke Realty Corp               COM              264411505     1574    49466 SH       SOLE                                      49466
Eli Lilly & Co Com             COM              532457108      701    10025 SH       SOLE                                      10025
Emerson Elec                   COM              291011104      318     5000 SH       SOLE                                       5000
Exxon Mobil Corp               COM              30231g102     7279   163910 SH       SOLE                                     163910
First American Bankshares      COM                             730     1600 SH       SOLE                                       1600
Gannett Inc                    COM              364730101     2843    33510 SH       SOLE                                      33510
General Electric               COM              369604103     7749   239177 SH       SOLE                                     239177
General Mills                  COM              370334104     2896    60920 SH       SOLE                                      60920
Genuine Parts                  COM              372460105      673    16967 SH       SOLE                                      16967
Goldcorp Inc                   COM              380956409      461    39540 SH       SOLE                                      39540
Harmony Gold Mining            COM              413216300      877    82815 SH       SOLE                                      82815
Health Care Realty Tr.         COM              421946104     2749    73339 SH       SOLE                                      73339
Home Depot                     COM              437076102      967    27462 SH       SOLE                                      27462
IBM Corp                       COM              459200101     2593    29415 SH       SOLE                                      29415
Illinois Tool Works            COM              452308109     2337    24373 SH       SOLE                                      24373
Intel Corp                     COM              458140100     3852   139579 SH       SOLE                                     139579
Johnson&Johnson                COM              478160104     6428   115410 SH       SOLE                                     115410
Kellogg Co                     COM              487836108     1852    44250 SH       SOLE                                      44250
Kimberly Clark                 COM              494368103      550     8350 SH       SOLE                                       8350
Liberty Property               COM              531172104     4835   120235 SH       SOLE                                     120235
Manulife Fin. Corp             COM              56501r106      264     6516 SH       SOLE                                       6516
Marshall & Ilsley              COM              571834100     4736   121149 SH       SOLE                                     121149
Masco Corp                     COM              574599106     2193    70320 SH       SOLE                                      70320
McDonald's Corp                COM              580135101      541    20796 SH       SOLE                                      20796
McGraw-Hill                    COM              580645109      532     6954 SH       SOLE                                       6954
Merck & Co                     COM              589331107     2518    53010 SH       SOLE                                      53010
Microsoft Corp                 COM              594918104     2711    94931 SH       SOLE                                      94931
Modine Mfg Co                  COM              607828100      506    15900 SH       SOLE                                      15900
Newmont Mining Corp            COM              802176107     3140    81000 SH       SOLE                                      81000
Nokia Corp Spons ADR           COM              654902204      413    28400 SH       SOLE                                      28400
Northern Border Partners L P   COM              664785102     3252    81410 SH       SOLE                                      81410
Northern States Financial Corp COM              665751103      251     9250 SH       SOLE                                       9250
Penn VA Resources              COM              707884102     1232    34450 SH       SOLE                                      34450
Pepsico, Inc.                  COM              713448108     4197    77903 SH       SOLE                                      77903
Pfizer Inc                     COM              717081103     5679   165670 SH       SOLE                                     165670
Plum Creek Timber Co. Inc.     COM              729251108     3664   112450 SH       SOLE                                     112450
Procter & Gamble               COM              742718109     2871    52734 SH       SOLE                                      52734
Royal Dutch Petro              COM              780257705     1994    38600 SH       SOLE                                      38600
SBC Commun Inc.                COM              78387G103     1165    48050 SH       SOLE                                      48050
Schlumberger                   COM              806857108     3804    59893 SH       SOLE                                      59893
Suncor Energy Inc              COM              867229106     3287   128348 SH       SOLE                                     128348
Sysco Corp                     COM              871829107     5042   140550 SH       SOLE                                     140550
Tribune Co                     COM              896047107     2092    45943 SH       SOLE                                      45943
Tyco Intl Ltd New              COM              902124106      207     6247 SH       SOLE                                       6247
U.S. Bancorp                   COM              902973304     3609   130954 SH       SOLE                                     130954
Union Pacific                  COM              907818108      635    10680 SH       SOLE                                      10680
United Parcel SVC Inc          COM              911312106      380     5055 SH       SOLE                                       5055
Verizon Comm. (Frmly GTE & Bel COM              92343v104     3785   104581 SH       SOLE                                     104581
Vodafone Group PLC             COM              92857w100      292    13215 SH       SOLE                                      13215
Wal Mart Stores                COM              931142103     1708    32372 SH       SOLE                                      32372
Walgreen Co                    COM              931422109     5265   145396 SH       SOLE                                     145396
Wells Fargo                    COM              949746101     3692    64520 SH       SOLE                                      64520
Wisconsin Energy               COM              976657106      207     6350 SH       SOLE                                       6350
Wyeth                        COM              983024100     2209    61080 SH       SOLE                                      61080
							FORM 13F INFORMATION TABLE